Note 6 - Capital Stock - Stock Options Oustanding (Details)					12 Months Ended
	Jan. 02, 2018 CAD ($)	Oct. 11, 2017 CAD ($)	Sep. 29, 2017 CAD ($)	Nov. 28, 2016 CAD ($)	Aug. 31, 2018 CAD ($) $ / shares shares	Aug. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Balance					3,750,000
Granted (i)	100,000		3,582,000	3,750,000	3,682,000	3,750,000
Cancelled (i)					(3,750,000)
Re-issued (i) (in shares) | shares					3,750,000
Balance					7,432,000	3,750,000
Balance, weighted average exercise price					$ 0.71
Granted (i), weighted average exercise price	$ 0.35		$ 0.43	$ 0.71	0.43	0.71
Cancelled (i), weighted average exercise price		$ 0.40			$ (0.71)
Re-issued (i), weighted average exercise price (in CAD per share) | $ / shares					$ 0.40
Balance, weighted average exercise price					$ 0.41	$ 0.71